UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report
March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary March 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Alphabet, Inc. Class C	7.6
Microsoft Corp.	6.5
Apple, Inc.	5.6
UnitedHealth Group, Inc.	3.8
Amazon.com, Inc.	3.7
Marvell Technology, Inc.	2.6
MasterCard, Inc. Class A	2.2
Eli Lilly & Co.	2.0
Wells Fargo & Co.	1.8
Freeport-McMoRan, Inc.	1.7
37.5

Market Sectors (% of Fund's net assets)

Information Technology	25.1
Health Care	13.5
Consumer Discretionary	11.3
Communication Services	9.7
Energy	9.3
Financials	9.3
Industrials	8.0
Materials	5.9
Consumer Staples	3.1
Utilities	1.5
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.0%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Entertainment - 0.9%
Electronic Arts, Inc.	32,567	4,120,051
Endeavor Group Holdings, Inc. (a)	102,888	3,037,254
Endeavor Group Holdings, Inc. (a)(b)	268,422	7,923,817
Live Nation Entertainment, Inc. (a)	54,700	6,434,908
Warner Music Group Corp. Class A	128,700	4,871,295
		26,387,325
Interactive Media & Services - 8.8%
Alphabet, Inc. Class C (a)	79,423	221,827,646
Meta Platforms, Inc. Class A (a)	144,131	32,048,969
Snap, Inc. Class A (a)	78,900	2,839,611
		256,716,226
Media - 0.0%
Liberty Media Corp. Liberty Formula One Group Series C (a)	11,400	796,176
TOTAL COMMUNICATION SERVICES		283,899,727
CONSUMER DISCRETIONARY - 11.3%
Automobiles - 0.2%
Ford Motor Co.	198,300	3,353,253
Tesla, Inc. (a)	1,600	1,724,160
		5,077,413
Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. Class A (a)	220,002	37,787,544
Booking Holdings, Inc. (a)	4,447	10,443,557
Chipotle Mexican Grill, Inc. (a)	3,300	5,220,699
Compass Group PLC	614,805	13,230,662
Hilton Worldwide Holdings, Inc. (a)	236,584	35,899,256
Marriott International, Inc. Class A (a)	216,521	38,053,566
Penn National Gaming, Inc. (a)	25,974	1,101,817
		141,737,101
Household Durables - 0.2%
D.R. Horton, Inc.	10,913	813,128
NVR, Inc. (a)	750	3,350,453
Toll Brothers, Inc.	13,994	657,998
		4,821,579
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	33,165	108,116,242
Revolve Group, Inc. (a)	25,900	1,390,571
		109,506,813
Multiline Retail - 0.4%
Dollar General Corp.	55,900	12,445,017
Specialty Retail - 1.1%
Aritzia, Inc. (a)	83,700	3,416,559
Industria de Diseno Textil SA	273,800	5,970,206
Lowe's Companies, Inc.	86,982	17,586,891
The Home Depot, Inc.	2,055	615,123
TJX Companies, Inc.	105,340	6,381,497
		33,970,276
Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	18,267	13,038,971
Moncler SpA	58,667	3,293,045
NIKE, Inc. Class B	56,381	7,586,627
On Holding AG	6,700	169,108
Tory Burch LLC (a)(c)(d)(e)	28,846	1,576,996
		25,664,747
TOTAL CONSUMER DISCRETIONARY		333,222,946
CONSUMER STAPLES - 3.1%
Beverages - 2.8%
Diageo PLC	533,365	27,054,715
Monster Beverage Corp. (a)	77,640	6,203,436
The Coca-Cola Co.	811,196	50,294,152
		83,552,303
Food & Staples Retailing - 0.1%
U.S. Foods Holding Corp. (a)	47,692	1,794,650
Food Products - 0.0%
Mondelez International, Inc.	19,149	1,202,174
Household Products - 0.2%
The Clorox Co.	34,500	4,796,535
TOTAL CONSUMER STAPLES		91,345,662
ENERGY - 9.3%
Energy Equipment & Services - 1.8%
Baker Hughes Co. Class A	593,500	21,609,335
Halliburton Co.	592,700	22,445,549
NOV, Inc.	129,800	2,545,378
Schlumberger Ltd.	159,700	6,597,207
TechnipFMC PLC (a)	76,200	590,550
		53,788,019
Oil, Gas & Consumable Fuels - 7.5%
Antero Resources Corp. (a)	331,000	10,105,430
Canadian Natural Resources Ltd.	528,600	32,731,213
Denbury, Inc. (a)	22,100	1,736,397
Devon Energy Corp.	134,333	7,943,110
EOG Resources, Inc.	279,019	33,267,435
EQT Corp.	315,400	10,852,914
Exxon Mobil Corp.	522,334	43,139,565
Hess Corp.	360,695	38,608,793
Neste OYJ	28,000	1,284,843
Pioneer Natural Resources Co.	92,003	23,003,510
Range Resources Corp. (a)	467,123	14,191,197
Reliance Industries Ltd.	74,981	2,588,197
		219,452,604
TOTAL ENERGY		273,240,623
FINANCIALS - 9.3%
Banks - 3.3%
Bank of America Corp.	893,526	36,831,142
M&T Bank Corp.	2,500	423,750
PNC Financial Services Group, Inc.	12,936	2,386,045
Starling Bank Ltd. Series D (a)(d)(e)	785,100	2,431,915
Truist Financial Corp.	14,056	796,975
Wells Fargo & Co.	1,119,468	54,249,419
		97,119,246
Capital Markets - 2.5%
BlackRock, Inc. Class A	6,648	5,080,202
Charles Schwab Corp.	118,052	9,952,964
Intercontinental Exchange, Inc.	225,100	29,740,212
Morgan Stanley	195,835	17,115,979
Morningstar, Inc.	11,261	3,076,167
Raymond James Financial, Inc.	75,100	8,254,241
State Street Corp.	13,600	1,184,832
		74,404,597
Consumer Finance - 0.6%
American Express Co.	97,844	18,296,828
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	39,845	14,061,699
WeWork, Inc. (a)	355,600	2,425,192
		16,486,891
Insurance - 2.3%
American Financial Group, Inc.	51,723	7,531,903
Arthur J. Gallagher & Co.	107,154	18,709,088
Chubb Ltd.	20,200	4,320,780
Hartford Financial Services Group, Inc.	52,000	3,734,120
Progressive Corp.	7,800	889,122
The Travelers Companies, Inc.	168,042	30,706,315
		65,891,328
TOTAL FINANCIALS		272,198,890
HEALTH CARE - 13.5%
Biotechnology - 2.1%
Argenx SE ADR (a)	3,000	945,930
Intellia Therapeutics, Inc. (a)	25,900	1,882,153
Nuvalent, Inc. Class A (a)	11,100	154,179
Regeneron Pharmaceuticals, Inc. (a)	38,955	27,206,951
Vertex Pharmaceuticals, Inc. (a)	120,671	31,491,511
		61,680,724
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	236,037	10,454,079
Intuitive Surgical, Inc. (a)	30,700	9,261,576
Stryker Corp.	93,549	25,010,325
		44,725,980
Health Care Providers & Services - 5.3%
agilon health, Inc. (a)	64,000	1,622,400
Cardinal Health, Inc.	10,400	589,680
Centene Corp. (a)	339,800	28,607,762
Guardant Health, Inc. (a)	21,800	1,444,032
Humana, Inc.	17,675	7,691,630
Oak Street Health, Inc. (a)	81,700	2,196,096
UnitedHealth Group, Inc.	219,808	112,095,486
		154,247,086
Health Care Technology - 0.0%
Inspire Medical Systems, Inc. (a)	4,000	1,026,760
Life Sciences Tools & Services - 1.4%
Danaher Corp.	49,050	14,387,837
Thermo Fisher Scientific, Inc.	45,633	26,953,131
		41,340,968
Pharmaceuticals - 3.2%
Eli Lilly & Co.	206,038	59,003,102
Pfizer, Inc.	179,900	9,313,423
Zoetis, Inc. Class A	129,950	24,507,271
		92,823,796
TOTAL HEALTH CARE		395,845,314
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.6%
Airbus Group NV	42,000	5,068,077
Howmet Aerospace, Inc.	92,500	3,324,450
Lockheed Martin Corp.	51,500	22,732,100
Northrop Grumman Corp.	71,290	31,882,314
The Boeing Co. (a)	75,803	14,516,275
		77,523,216
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	65,661	14,081,658
Airlines - 0.2%
Copa Holdings SA Class A (a)	9,300	777,852
Delta Air Lines, Inc. (a)	87,400	3,458,418
Southwest Airlines Co. (a)	19,000	870,200
		5,106,470
Building Products - 0.5%
Trane Technologies PLC	96,049	14,666,682
Construction & Engineering - 1.0%
Fluor Corp. (a)	177,600	5,095,344
Quanta Services, Inc.	187,222	24,640,287
		29,735,631
Electrical Equipment - 0.5%
Acuity Brands, Inc.	53,400	10,108,620
Fluence Energy, Inc. (f)	23,800	312,018
Rockwell Automation, Inc.	13,329	3,732,520
		14,153,158
Machinery - 1.6%
Caterpillar, Inc.	103,600	23,084,152
Deere & Co.	45,900	19,069,614
Otis Worldwide Corp.	67,004	5,155,958
		47,309,724
Professional Services - 0.0%
Experian PLC	33,747	1,300,124
Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	62,000	5,117,480
Lyft, Inc. (a)	5,000	192,000
Old Dominion Freight Lines, Inc.	13,798	4,121,187
Uber Technologies, Inc. (a)	404,472	14,431,561
Union Pacific Corp.	26,700	7,294,707
		31,156,935
TOTAL INDUSTRIALS		235,033,598
INFORMATION TECHNOLOGY - 24.5%
IT Services - 4.8%
Accenture PLC Class A	115,723	39,025,267
MasterCard, Inc. Class A	181,759	64,957,031
Twilio, Inc. Class A (a)	43,000	7,086,830
Visa, Inc. Class A	131,800	29,229,286
		140,298,414
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	164,251	17,959,204
GlobalFoundries, Inc.	70,000	4,369,400
Lam Research Corp.	7,201	3,871,330
Marvell Technology, Inc.	1,064,948	76,367,421
NVIDIA Corp.	170,411	46,498,345
Teradyne, Inc.	125,100	14,790,573
		163,856,273
Software - 8.5%
Adobe, Inc. (a)	21,819	9,941,173
Confluent, Inc. (f)	23,700	971,700
Dynatrace, Inc. (a)	49,236	2,319,016
Intuit, Inc.	42,254	20,317,413
Microsoft Corp.	621,413	191,587,842
Salesforce.com, Inc. (a)	95,095	20,190,570
ServiceNow, Inc. (a)	3,600	2,004,804
Synopsys, Inc. (a)	900	299,943
Tenable Holdings, Inc. (a)	41,209	2,381,468
		250,013,929
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	949,855	165,854,182
TOTAL INFORMATION TECHNOLOGY		720,022,798
MATERIALS - 5.9%
Chemicals - 2.2%
CF Industries Holdings, Inc.	121,921	12,565,178
Corteva, Inc.	16,400	942,672
DuPont de Nemours, Inc.	246,783	18,158,293
Nutrien Ltd. (f)	38,500	4,003,615
Sherwin-Williams Co.	11,266	2,812,219
The Mosaic Co.	384,100	25,542,650
		64,024,627
Metals & Mining - 3.7%
Alcoa Corp.	24,600	2,214,738
Barrick Gold Corp.	239,900	5,884,747
First Quantum Minerals Ltd.	159,700	5,528,789
Franco-Nevada Corp.	4,111	654,195
Freeport-McMoRan, Inc.	1,031,653	51,314,420
Glencore Xstrata PLC	762,000	4,958,113
Newmont Corp.	405,400	32,209,030
Nucor Corp.	35,600	5,291,940
		108,055,972
TOTAL MATERIALS		172,080,599
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	22,500	5,652,450
Equity Residential (SBI)	26,637	2,395,199
Lamar Advertising Co. Class A	77,398	8,992,100
SL Green Realty Corp.	110,337	8,957,158
		25,996,907
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	21,044	5,039,196
TOTAL REAL ESTATE		31,036,103
UTILITIES - 1.5%
Electric Utilities - 1.5%
Exelon Corp.	5,400	257,202
NextEra Energy, Inc.	247,300	20,948,783
Southern Co.	303,685	22,020,199
		43,226,184
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	14,600	1,217,056
Vistra Corp.	26,000	604,500
		1,821,556
TOTAL UTILITIES		45,047,740
TOTAL COMMON STOCKS (Cost $1,875,614,791)		2,852,974,000

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	3,500	216,280
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
ByteDance Ltd. Series E1 (a)(d)(e)	17,226	2,536,529
Yanka Industries, Inc.:
Series E (a)(d)(e)	165,574	5,277,969
Series F (d)(e)	265,105	8,450,699
		16,265,197
Software - 0.0%
Evozyne LLC Series A (d)(e)	20,000	339,600
TOTAL INFORMATION TECHNOLOGY		16,604,797
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,936,285)		16,821,077

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	66,021,431	66,034,635
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	2,082,755	2,082,964
TOTAL MONEY MARKET FUNDS (Cost $68,117,599)		68,117,599

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,956,668,675)	2,937,912,676
NET OTHER ASSETS (LIABILITIES) - 0.0%	(749,652)
NET ASSETS - 100.0%	2,937,163,024

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,923,817 or 0.3% of net assets.

(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,829,988 or 0.7% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525
Evozyne LLC Series A	4/09/21	449,400
Reddit, Inc. Series E	5/18/21	148,660
Starling Bank Ltd. Series D	6/18/21	1,403,669
Tory Burch LLC	5/14/15	2,039,212
Yanka Industries, Inc. Series E	5/15/20	2,000,001
Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	42,645,779	246,835,257	223,446,401	22,428	-	-	66,034,635	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	22,610,039	195,733,219	216,260,294	26,036	-	-	2,082,964	0.0%
Total	65,255,818	442,568,476	439,706,695	48,464	-	-	68,117,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	284,116,007	283,899,727	-	216,280
Consumer Discretionary	333,222,946	299,406,111	32,239,839	1,576,996
Consumer Staples	91,345,662	64,290,947	27,054,715	-
Energy	273,240,623	270,652,426	2,588,197	-
Financials	272,198,890	269,766,975	-	2,431,915
Health Care	395,845,314	395,845,314	-	-
Industrials	235,033,598	228,665,397	6,368,201	-
Information Technology	736,627,595	720,022,798	-	16,604,797
Materials	172,080,599	167,122,486	4,958,113	-
Real Estate	31,036,103	31,036,103	-	-
Utilities	45,047,740	45,047,740	-	-

Money Market Funds	68,117,599	68,117,599	-	-
Total Investments in Securities:	2,937,912,676	2,843,873,623	73,209,065	20,829,988

Financial Statements
Statement of Assets and Liabilities
		March 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,027,035) - See accompanying schedule:	$2,869,795,077
Unaffiliated issuers (cost $1,888,551,076)
Fidelity Central Funds (cost $68,117,599)	68,117,599

Total Investments in Securities (cost $1,956,668,675)		$2,937,912,676
Cash		832,526
Restricted cash		260,310
Foreign currency held at value (cost $1,132)		1,132
Receivable for investments sold		18,116,066
Receivable for fund shares sold		628,488
Dividends receivable		1,361,073
Distributions receivable from Fidelity Central Funds		13,459
Prepaid expenses		1,435
Other receivables		15,819
Total assets		2,959,142,984
Liabilities
Payable for investments purchased	$16,979,953
Payable for fund shares redeemed	1,547,057
Accrued management fee	935,215
Distribution and service plan fees payable	132,808
Other affiliated payables	151,895
Other payables and accrued expenses	153,557
Collateral on securities loaned	2,079,475
Total Liabilities		21,979,960
Net Assets		$2,937,163,024
Net Assets consist of:
Paid in capital		$1,808,198,357
Total accumulated earnings (loss)		1,128,964,667
Net Assets		$2,937,163,024

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value , offering price and redemption price per share ($2,325,562,970 ÷ 70,057,909 shares)		$33.19
Class A :
Net Asset Value and redemption price per share ($417,102,596 ÷ 13,067,936 shares) (a)		$31.92
Maximum offering price per share (100/94.25 of $31.92)		$33.87
Class M :
Net Asset Value and redemption price per share ($56,312,048 ÷ 1,787,291 shares) (a)		$31.51
Maximum offering price per share (100/96.50 of $31.51)		$32.65
Class C :
Net Asset Value and offering price per share ($31,674,148 ÷ 1,050,998 shares) (a)		$30.14
Class I :
Net Asset Value , offering price and redemption price per share ($87,745,142 ÷ 2,521,124 shares)		$34.80
Class Z :
Net Asset Value , offering price and redemption price per share ($18,766,120 ÷ 546,460 shares)		$34.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$15,569,188
Interest		12
Income from Fidelity Central Funds (including $26,036 from security lending)		48,464
Total Income		15,617,664
Expenses
Management fee	$5,910,361
Transfer agent fees	1,814,546
Distribution and service plan fees	835,823
Accounting fees	440,904
Custodian fees and expenses	40,558
Independent trustees' fees and expenses	5,270
Registration fees	44,391
Audit	69,600
Legal	6,796
Interest	535
Miscellaneous	6,643
Total expenses before reductions	9,175,427
Expense reductions	(1,350,119)
Total expenses after reductions		7,825,308
Net Investment income (loss)		7,792,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers(net of foreign taxes of $243,208)	183,107,737
Foreign currency transactions	(4,305)
Written options	193,204
Total net realized gain (loss)		183,296,636
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $274,616)	(62,973,231)
Assets and liabilities in foreign currencies	3,370
Total change in net unrealized appreciation (depreciation)		(62,969,861)
Net gain (loss)		120,326,775
Net increase (decrease) in net assets resulting from operations		$128,119,131

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,792,356	$10,762,817
Net realized gain (loss)	183,296,636	462,609,108
Change in net unrealized appreciation (depreciation)	(62,969,861)	193,171,668
Net increase (decrease) in net assets resulting from operations	128,119,131	666,543,593
Distributions to shareholders	(458,516,862)	(129,966,523)
Share transactions - net increase (decrease)	357,541,576	(21,296,837)
Total increase (decrease) in net assets	27,143,845	515,280,233

Net Assets
Beginning of period	2,910,019,179	2,394,738,946
End of period	$2,937,163,024	$2,910,019,179

Fidelity Advisor® Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$37.32	$30.57	$24.95	$28.95	$26.07	$22.27
Income from Investment Operations
Net investment income (loss) A,B	.11	.16	.20	.22	.21	.39
Net realized and unrealized gain (loss)	1.67	8.28	6.28	(1.33)	4.95	3.80
Total from investment operations	1.78	8.44	6.48	(1.11)	5.16	4.19
Distributions from net investment income	(.21)	(.17)	(.22)	(.17)	(.35)	(.36) C
Distributions from net realized gain	(5.70)	(1.53)	(.64)	(2.71)	(1.93)	(.03) C
Total distributions	(5.91)	(1.69) D	(.86)	(2.89) D	(2.28)	(.39)
Net asset value, end of period	$33.19	$37.32	$30.57	$24.95	$28.95	$26.07
Total Return E,F	4.42%	28.60%	26.50%	(2.68)% G	21.08% G	18.99% G
Ratios to Average Net Assets H,I,B
Expenses before reductions	.55% J	.55%	.57%	.57%	.47%	.48%
Expenses net of fee waivers, if any	.44% J	.45%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.44% J	.44%	.45%	.46%	.46%	.48%
Net investment income (loss)	.60% J	.47%	.74%	.88%	.78%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,325,563	$2,335,000	$1,935,829	$1,640,484	$1,855,761	$1,763,983
Portfolio turnover rate K	86% J	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$36.04	$29.58	$24.17	$28.14	$25.40	$21.71
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.10	.12	.11	.30
Net realized and unrealized gain (loss)	1.62	8.01	6.08	(1.30)	4.82	3.70
Total from investment operations	1.66	8.05	6.18	(1.18)	4.93	4.00
Distributions from net investment income	(.08)	(.07)	(.13)	(.08)	(.26)	(.28) C
Distributions from net realized gain	(5.70)	(1.53)	(.64)	(2.71)	(1.93)	(.03) C
Total distributions	(5.78)	(1.59) D	(.77)	(2.79)	(2.19)	(.31)
Net asset value, end of period	$31.92	$36.04	$29.58	$24.17	$28.14	$25.40
Total Return E,F,G	4.26%	28.17%	26.05%	(3.05)% H	20.67% H	18.58% H
Ratios to Average Net Assets I,J,B
Expenses before reductions	.84% K	.85%	.87%	.88%	.82%	.83%
Expenses net of fee waivers, if any	.79% K	.80%	.81%	.82%	.81%	.82%
Expenses net of all reductions	.79% K	.79%	.80%	.81%	.80%	.82%
Net investment income (loss)	.25% K	.12%	.38%	.52%	.43%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$417,103	$399,876	$314,622	$270,441	$284,276	$252,202
Portfolio turnover rate L	86% K	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$35.60	$29.27	$23.91	$27.86	$25.17	$21.53
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.07)	.01	.04	.01	.20
Net realized and unrealized gain (loss)	1.60	7.93	6.02	(1.29)	4.78	3.68
Total from investment operations	1.59	7.86	6.03	(1.25)	4.79	3.88
Distributions from net investment income	-	-	(.03)	-	(.17)	(.21) C
Distributions from net realized gain	(5.68)	(1.53)	(.64)	(2.70)	(1.93)	(.03) C
Total distributions	(5.68)	(1.53)	(.67)	(2.70)	(2.10)	(.24)
Net asset value, end of period	$31.51	$35.60	$29.27	$23.91	$27.86	$25.17
Total Return D,E,F	4.08%	27.74%	25.64%	(3.42)%	20.23%	18.10%
Ratios to Average Net Assets G,H,B
Expenses before reductions	1.11% I	1.13%	1.17%	1.18%	1.19%	1.22%
Expenses net of fee waivers, if any	1.11% I	1.13%	1.16%	1.18%	1.19%	1.22%
Expenses net of all reductions	1.11% I	1.12%	1.16%	1.18%	1.18%	1.21%
Net investment income (loss)	(.07)% I	(.21)%	.03%	.16%	.06%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$56,312	$53,062	$42,562	$38,382	$41,540	$36,726
Portfolio turnover rate J	86% I	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$34.17	$28.30	$23.21	$27.13	$24.57	$21.03
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.25)	(.13)	(.09)	(.12)	.08
Net realized and unrealized gain (loss)	1.53	7.65	5.82	(1.25)	4.65	3.59
Total from investment operations	1.43	7.40	5.69	(1.34)	4.53	3.67
Distributions from net investment income	-	-	- C	-	(.04)	(.10) D
Distributions from net realized gain	(5.46)	(1.53)	(.60)	(2.58)	(1.93)	(.03) D
Total distributions	(5.46)	(1.53)	(.60)	(2.58)	(1.97)	(.13)
Net asset value, end of period	$30.14	$34.17	$28.30	$23.21	$27.13	$24.57
Total Return E,F,G	3.79%	27.03%	24.87%	(3.92)%	19.55%	17.51%
Ratios to Average Net Assets H,I,B
Expenses before reductions	1.68% J	1.70%	1.73%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.68% J	1.70%	1.73%	1.74%	1.74%	1.76%
Expenses net of all reductions	1.68% J	1.69%	1.72%	1.74%	1.73%	1.75%
Net investment income (loss)	(.64)% J	(.78)%	(.54)%	(.40)%	(.49)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$31,674	$32,096	$30,556	$29,785	$34,772	$29,147
Portfolio turnover rate K	86% J	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$38.84	$31.75	$25.88	$29.91	$26.87	$22.94
Income from Investment Operations
Net investment income (loss) A,B	.09	.12	.16	.18	.17	.36
Net realized and unrealized gain (loss)	1.73	8.62	6.52	(1.36)	5.11	3.92
Total from investment operations	1.82	8.74	6.68	(1.18)	5.28	4.28
Distributions from net investment income	(.16)	(.12)	(.18)	(.13)	(.31)	(.32) C
Distributions from net realized gain	(5.70)	(1.53)	(.64)	(2.71)	(1.93)	(.03) C
Total distributions	(5.86)	(1.65)	(.81) D	(2.85) D	(2.24)	(.35)
Net asset value, end of period	$34.80	$38.84	$31.75	$25.88	$29.91	$26.87
Total Return E,F	4.35%	28.43%	26.32%	(2.85)%	20.88%	18.81%
Ratios to Average Net Assets G,H,B
Expenses before reductions	.58% I	.59%	.61%	.62%	.62%	.63%
Expenses net of fee waivers, if any	.58% I	.59%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.58% I	.58%	.60%	.62%	.61%	.63%
Net investment income (loss)	.46% I	.33%	.59%	.72%	.62%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$87,745	$73,345	$58,886	$56,150	$49,619	$49,107
Portfolio turnover rate J	86% I	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$38.41	$31.42	$25.62	$29.65	$26.66	$22.76
Income from Investment Operations
Net investment income (loss) A,B	.10	.16	.19	.21	.21	.40
Net realized and unrealized gain (loss)	1.73	8.51	6.46	(1.36)	5.06	3.88
Total from investment operations	1.83	8.67	6.65	(1.15)	5.27	4.28
Distributions from net investment income	(.19)	(.16)	(.21)	(.17)	(.35)	(.35) C
Distributions from net realized gain	(5.70)	(1.53)	(.64)	(2.71)	(1.93)	(.03) C
Total distributions	(5.90) D	(1.68) D	(.85)	(2.88)	(2.28)	(.38)
Net asset value, end of period	$34.34	$38.41	$31.42	$25.62	$29.65	$26.66
Total Return E,F	4.42%	28.55%	26.47%	(2.74)%	21.02%	18.98%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.48%	.49%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.47% I	.48%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.47% I	.47%	.49%	.49%	.49%	.50%
Net investment income (loss)	.57% I	.44%	.70%	.84%	.74%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$18,766	$16,639	$12,284	$10,010	$6,288	$934
Portfolio turnover rate J	86% I	75%	78%	95%	103%	77%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2022

1. Organization.

Fidelity Advisor® Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Class O, Class A, Class M, Class C, Class I, and Class Z shares , each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The   Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio (a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 -  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.  Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain.  The Fund determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.    Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as  applicable.

Amount ($)
Fidelity Advisor® Diversified Stock Fund	11,614

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required.   The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.  Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Amount ($)
Gross unrealized appreciation	1,013,245,308
Gross unrealized depreciation	(35,605,771)
Net unrealized appreciation (depreciation)	977,639,537
Tax Cost	1,960,273,139

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor® Diversified Stock Fund	1,837,306.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment.  When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor® Diversified Stock Fund	1,273,454,053	1,388,997,950

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease.  For the reporting period, the total annualized management fee rate was 0.39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee (%)	Service Fee (%)	Total Fees ($)	Retained by FDC ($)
Class A	-	.25	524,854	6,509
Class M	.25	.25	142,202	141
Class C	.75	.25	168,767	22,567
			835,823	29,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.  The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	29,633
Class M	2,871
Class C (a)	1,044
33,548

(a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund , except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets (a)
Class O	1,337,219.11
Class A	320,725.15
Class M	50,979.18
Class C	41,529.25
Class I	60,455.15
Class Z	3,639.04
	1,814,546

During the period, the investment adviser or its affiliates waived a portion of these fees.

(a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's  accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor® Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor® Diversified Stock Fund	23,053

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest Expense ($)
Fidelity Advisor® Diversified Stock Fund	Borrower	30,579,000.32		535

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor® Diversified Stock Fund	75,554,503	96,240,452	11,933,773

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor® Diversified Stock Fund	7,601

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor® Diversified Stock Fund	3,651

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor® Diversified Stock Fund	2,755	664	-

8. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation (%)	Waiver ($)
Class O	.01	1,215,670
Class A	.11	87,836

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $ 46,613 .

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2022 ($)	Year ended September 30, 2021($)
Fidelity Advisor® Diversified Stock Fund
Distributions to shareholders
Class O	365,744,514	105,523,412
Class A	64,804,883	16,854,693
Class M	8,769,739	2,208,844
Class C	5,288,572	1,640,537
Class I	11,364,983	3,033,937
Class Z	2,544,171	705,100
Total	458,516,862	129,966,523

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares Six months ended March 31, 2022	Shares Year ended September 30, 2021	Dollars Six months ended March 31, 2022 ($)	Dollars Year ended September 30, 2021 ($)
Fidelity Advisor® Diversified Stock Fund
Class O
Shares Sold	248,291	373,788	8,895,643	12,954,053
Reinvestment of distributions	9,413,530	2,912,153	319,306,942	92,257,018
Shares redeemed	(2,167,202)	(4,046,204)	(76,544,973)	(139,725,195)
Net increase (decrease)	7,494,619	(760,263)	251,657,612	(34,514,124)

Class A
Shares Sold	794,704	1,393,229	27,615,822	47,334,439
Reinvestment of distributions	1,959,101	542,144	63,964,640	16,627,568
Shares redeemed	(780,900)	(1,475,210)	(26,318,439)	(49,929,626)
Net increase (decrease)	1,972,905	460,163	65,262,023	14,032,381

Class M
Shares Sold	199,860	266,618	6,884,511	8,894,164
Reinvestment of distributions	270,089	72,071	8,713,064	2,188,795
Shares redeemed	(173,329)	(302,185)	(5,603,117)	(10,032,169)
Net increase (decrease)	296,620	36,504	9,994,458	1,050,790

Class C
Shares Sold	137,552	126,334	4,663,715	4,002,340
Reinvestment of distributions	167,701	55,108	5,183,644	1,613,562
Shares redeemed	(193,687)	(321,597)	(6,095,277)	(10,528,692)
Net increase (decrease)	111,566	(140,155)	3,752,082	(4,912,790)

Class I
Shares Sold	627,925	594,307	22,860,588	21,936,286
Reinvestment of distributions	252,131	73,124	8,970,838	2,413,101
Shares redeemed	(247,381)	(633,517)	(8,886,475)	(22,676,183)
Net increase (decrease)	632,675	33,914	22,944,951	1,673,204

Class Z
Shares Sold	102,217	139,654	3,583,409	4,995,565
Reinvestment of distributions	66,191	19,967	2,323,303	651,128
Shares redeemed	(55,118)	(117,408)	(1,976,262)	(4,272,991)
Net increase (decrease)	113,290	42,213	3,930,450	1,373,702

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period- C October 1, 2021 to March 31, 2022
Fidelity Advisor® Diversified Stock Fund
Class O	.44%
Actual		$ 1,000	$ 1,044.20	$ 2.24
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.22
Class A	.79%
Actual		$ 1,000	$ 1,042.60	$ 4.02
Hypothetical- B		$ 1,000	$ 1,020.99	$ 3.98
Class M	1.11%
Actual		$ 1,000	$ 1,040.80	$ 5.65
Hypothetical- B		$ 1,000	$ 1,019.40	$ 5.59
Class C	1.68%
Actual		$ 1,000	$ 1,037.90	$ 8.54
Hypothetical- B		$ 1,000	$ 1,016.55	$ 8.45
Class I	.58%
Actual		$ 1,000	$ 1,043.50	$ 2.95
Hypothetical- B		$ 1,000	$ 1,022.04	$ 2.92
Class Z	.47%
Actual		$ 1,000	$ 1,044.20	$ 2.40
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814747.116
ADESI-SANN-0522
Fidelity Advisor® Capital Development Fund

Semi-Annual Report
March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary March 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.7
General Electric Co.	6.1
Exxon Mobil Corp.	5.8
Wells Fargo & Co.	5.0
Apple, Inc.	3.5
Bank of America Corp.	3.1
Comcast Corp. Class A	2.4
Altria Group, Inc.	2.2
Bristol-Myers Squibb Co.	2.0
Hess Corp.	2.0
38.8

Market Sectors (% of Fund's net assets)

Information Technology	19.6
Financials	16.8
Industrials	14.3
Health Care	14.0
Energy	11.2
Communication Services	9.0
Consumer Staples	5.8
Consumer Discretionary	4.3
Materials	3.2
Real Estate	0.8
Utilities	0.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 10.7%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	91,400	4,398,571
Verizon Communications, Inc.	197,006	10,035,486
		14,434,057
Entertainment - 1.8%
Activision Blizzard, Inc.	83,500	6,689,185
Nintendo Co. Ltd. ADR	190,500	11,984,355
The Walt Disney Co. (b)	244,900	33,590,484
Universal Music Group NV	774,200	20,722,020
		72,986,044
Interactive Media & Services - 3.9%
Alphabet, Inc.:
Class A (b)	21,700	60,355,295
Class C (b)	19,283	53,857,226
Meta Platforms, Inc. Class A (b)	155,439	34,563,416
Snap, Inc. Class A (b)	141,300	5,085,387
		153,861,324
Media - 2.9%
Comcast Corp. Class A	2,076,700	97,231,094
Interpublic Group of Companies, Inc.	535,600	18,987,020
		116,218,114
TOTAL COMMUNICATION SERVICES		357,499,539
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.5%
BorgWarner, Inc.	454,460	17,678,494
Automobiles - 0.1%
General Motors Co. (b)	82,600	3,612,924
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	14,800	34,757,060
Expedia, Inc. (b)	64,300	12,581,581
Marriott International, Inc. Class A (b)	71,700	12,601,275
Starbucks Corp.	48,500	4,412,045
		64,351,961
Household Durables - 0.7%
Mohawk Industries, Inc. (b)	91,400	11,351,880
Sony Group Corp. sponsored ADR	55,100	5,659,321
Whirlpool Corp.	65,800	11,368,924
		28,380,125
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	3,300	10,757,835
Chewy, Inc. (b)(c)	58,900	2,401,942
		13,159,777
Specialty Retail - 1.1%
Lowe's Companies, Inc.	223,800	45,250,122
TOTAL CONSUMER DISCRETIONARY		172,433,403
CONSUMER STAPLES - 5.8%
Beverages - 1.7%
Diageo PLC sponsored ADR	96,500	19,603,010
Keurig Dr. Pepper, Inc.	340,200	12,893,580
The Coca-Cola Co.	567,600	35,191,200
		67,687,790
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	7,100	4,088,535
Performance Food Group Co. (b)	131,900	6,715,029
Sysco Corp.	338,800	27,663,020
U.S. Foods Holding Corp. (b)	174,700	6,573,961
Walmart, Inc.	54,200	8,071,464
		53,112,009
Food Products - 0.1%
Lamb Weston Holdings, Inc.	73,100	4,379,421
Household Products - 0.2%
Colgate-Palmolive Co.	4,500	341,235
Spectrum Brands Holdings, Inc.	93,000	8,250,960
		8,592,195
Tobacco - 2.4%
Altria Group, Inc.	1,663,900	86,938,775
Swedish Match Co. AB	1,298,500	9,788,743
		96,727,518
TOTAL CONSUMER STAPLES		230,498,933
ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Canadian Natural Resources Ltd.	120,400	7,455,237
Cenovus Energy, Inc. (Canada)	2,970,258	49,514,200
EQT Corp.	90,200	3,103,782
Exxon Mobil Corp.	2,785,500	230,054,445
Harbour Energy PLC	1,319,900	8,433,625
Hess Corp.	731,020	78,248,381
Imperial Oil Ltd.	152,900	7,399,472
Kosmos Energy Ltd. (b)	3,551,290	25,533,775
MEG Energy Corp. (b)	319,200	4,358,472
Phillips 66 Co.	106,300	9,183,257
Tourmaline Oil Corp.	465,700	21,456,881
		444,741,527
FINANCIALS - 16.8%
Banks - 12.0%
Bank of America Corp.	3,044,115	125,478,420
JPMorgan Chase & Co.	296,000	40,350,720
M&T Bank Corp.	47,300	8,017,350
PNC Financial Services Group, Inc.	254,416	46,927,031
Truist Financial Corp.	589,726	33,437,464
U.S. Bancorp	499,142	26,529,397
Wells Fargo & Co.	4,068,950	197,181,317
		477,921,699
Capital Markets - 3.2%
KKR & Co. LP	345,585	20,206,355
Morgan Stanley	239,600	20,941,040
Northern Trust Corp.	377,095	43,912,713
Raymond James Financial, Inc.	107,550	11,820,821
State Street Corp.	324,690	28,286,993
		125,167,922
Consumer Finance - 0.4%
Discover Financial Services	143,500	15,812,265
Insurance - 0.2%
Chubb Ltd.	44,800	9,582,720
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	583,761	7,909,962
Radian Group, Inc.	1,371,952	30,471,054
		38,381,016
TOTAL FINANCIALS		666,865,622
HEALTH CARE - 14.0%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	64,688	950,267
Alnylam Pharmaceuticals, Inc. (b)	43,800	7,152,102
Argenx SE ADR (b)	4,200	1,324,302
Crinetics Pharmaceuticals, Inc. (b)	113,300	2,486,935
Insmed, Inc. (b)	157,479	3,700,757
Intercept Pharmaceuticals, Inc. (b)(c)	248,105	4,036,668
Vaxcyte, Inc. (b)	46,100	1,113,315
Verve Therapeutics, Inc.	39,200	894,544
		21,658,890
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	20,500	2,426,380
Becton, Dickinson & Co.	40,600	10,799,600
Boston Scientific Corp. (b)	1,045,951	46,325,170
iRhythm Technologies, Inc. (b)	412	64,878
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	140,900	4,301,677
		63,917,705
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	345,500	19,589,850
Centene Corp. (b)	47,500	3,999,025
Cigna Corp.	193,800	46,436,418
Covetrus, Inc. (b)	132,320	2,221,653
CVS Health Corp.	424,200	42,933,282
Guardant Health, Inc. (b)	63,400	4,199,616
Humana, Inc.	13,200	5,744,244
McKesson Corp.	155,280	47,535,866
Oak Street Health, Inc. (b)	54,300	1,459,584
UnitedHealth Group, Inc.	117,800	60,074,466
		234,194,004
Life Sciences Tools & Services - 0.2%
Danaher Corp.	26,400	7,743,912
Pharmaceuticals - 5.7%
Bayer AG	554,878	37,953,154
Bristol-Myers Squibb Co.	1,086,100	79,317,883
Eli Lilly & Co.	44,600	12,772,102
GlaxoSmithKline PLC sponsored ADR	992,800	43,246,368
Johnson & Johnson	261,560	46,356,279
Pliant Therapeutics, Inc. (b)	58,000	406,580
Sanofi SA sponsored ADR	140,400	7,208,136
Viatris, Inc.	50,600	550,528
		227,811,030
TOTAL HEALTH CARE		555,325,541
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.8%
Airbus Group NV	165,400	19,958,569
General Dynamics Corp.	49,300	11,890,174
Huntington Ingalls Industries, Inc.	33,400	6,661,296
MTU Aero Engines AG	15,500	3,612,847
Raytheon Technologies Corp.	62,000	6,142,340
Safran SA	26,400	3,108,218
The Boeing Co. (b)	306,400	58,675,600
		110,049,044
Air Freight & Logistics - 2.1%
FedEx Corp.	79,400	18,372,366
United Parcel Service, Inc. Class B	312,100	66,932,966
		85,305,332
Airlines - 0.1%
Copa Holdings SA Class A (b)	13,500	1,129,140
Ryanair Holdings PLC sponsored ADR (b)	34,400	2,996,928
		4,126,068
Building Products - 0.2%
Johnson Controls International PLC	98,900	6,484,873
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	444,300	6,580,083
Electrical Equipment - 0.9%
Acuity Brands, Inc.	68,200	12,910,260
Hubbell, Inc. Class B	43,218	7,942,172
Regal Rexnord Corp.	5,600	833,168
Vertiv Holdings Co.	1,126,600	15,772,400
		37,458,000
Industrial Conglomerates - 6.3%
3M Co.	48,300	7,190,904
General Electric Co.	2,660,687	243,452,861
		250,643,765
Machinery - 1.0%
Cummins, Inc.	22,800	4,676,508
Epiroc AB (A Shares)	17,200	367,888
Flowserve Corp.	208,700	7,492,330
Fortive Corp.	112,100	6,830,253
Otis Worldwide Corp.	71,750	5,521,163
PACCAR, Inc.	25,600	2,254,592
Stanley Black & Decker, Inc.	33,700	4,710,923
Westinghouse Air Brake Tech Co.	81,602	7,847,664
		39,701,321
Professional Services - 0.1%
Equifax, Inc.	14,100	3,343,110
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	377,800	19,063,788
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	61,800	1,126,576
TOTAL INDUSTRIALS		563,881,960
INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (d)	981,748	7,922,706
IT Services - 4.3%
Amadeus IT Holding SA Class A (b)	113,600	7,386,057
Edenred SA	249,700	12,408,280
Fidelity National Information Services, Inc.	162,100	16,278,082
Genpact Ltd.	158,400	6,891,984
Global Payments, Inc.	21,500	2,942,060
IBM Corp.	40,500	5,265,810
MasterCard, Inc. Class A	32,200	11,507,636
PayPal Holdings, Inc. (b)	94,400	10,917,360
Sabre Corp. (b)	761,100	8,699,373
Snowflake, Inc. (b)	3,300	756,129
Twilio, Inc. Class A (b)	70,000	11,536,700
Unisys Corp. (b)	515,247	11,134,488
Visa, Inc. Class A	295,000	65,422,150
		171,146,109
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	41,900	6,921,042
Applied Materials, Inc.	88,000	11,598,400
Intel Corp.	356,000	17,643,360
Lam Research Corp.	13,000	6,988,930
Marvell Technology, Inc.	158,400	11,358,864
Qualcomm, Inc.	392,890	60,041,450
		114,552,046
Software - 8.6%
Adobe, Inc. (b)	14,900	6,788,738
Autodesk, Inc. (b)	36,800	7,888,080
Coupa Software, Inc. (b)	4,400	447,172
DocuSign, Inc. (b)	31,700	3,395,704
DoubleVerify Holdings, Inc. (b)	64,200	1,615,914
Dynatrace, Inc. (b)	132,400	6,236,040
Elastic NV (b)	110,300	9,811,185
Microsoft Corp.	857,200	264,283,328
PTC, Inc. (b)	41,100	4,427,292
Salesforce.com, Inc. (b)	13,300	2,823,856
SAP SE sponsored ADR	258,800	28,716,448
Workday, Inc. Class A (b)	12,900	3,089,034
		339,522,791
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	796,200	139,024,482
Samsung Electronics Co. Ltd.	84,220	4,808,786
		143,833,268
TOTAL INFORMATION TECHNOLOGY		776,976,920
MATERIALS - 3.2%
Chemicals - 0.7%
Axalta Coating Systems Ltd. (b)	143,100	3,517,398
DuPont de Nemours, Inc.	348,200	25,620,556
		29,137,954
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	722,500	25,012,838
Freeport-McMoRan, Inc.	1,201,079	59,741,669
Glencore Xstrata PLC	2,293,800	14,925,090
		99,679,597
TOTAL MATERIALS		128,817,551
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	39,800	9,998,556
Equinix, Inc.	1,400	1,038,268
Simon Property Group, Inc.	159,400	20,970,664
		32,007,488
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	32,200	3,759,350
Southern Co.	124,100	8,998,491
		12,757,841
Multi-Utilities - 0.1%
Sempra Energy	9,300	1,563,516
TOTAL UTILITIES		14,321,357
TOTAL COMMON STOCKS (Cost $2,449,413,303)		3,943,369,841

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (d)(e)	5,200	321,331

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	451,800	5,697,198

TOTAL PREFERRED STOCKS (Cost $5,449,043)		6,018,529

Other - 0.0%
	Shares	Value ($)
Energy - Oil, Gas & Consumable Fuels - 0.0%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $7,810,134)	7,810,134	1,958,001

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	12,211,328	12,213,771
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	6,250,556	6,251,181
TOTAL MONEY MARKET FUNDS (Cost $18,464,952)		18,464,952

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,481,137,432)	3,969,811,323
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,115,253
NET ASSETS - 100.0%	3,971,926,576

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,398,571 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,202,038 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	9,817,480
Reddit, Inc. Series E	5/18/21	220,866
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 9/01/17	7,810,134

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	8,778,631	85,639,378	82,204,238	2,865	-	-	12,213,771	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	45,803,444	158,251,655	197,803,918	21,120	-	-	6,251,181	0.0%
Total	54,582,075	243,891,033	280,008,156	23,985	-	-	18,464,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	357,820,870	353,100,968	4,398,571	321,331
Consumer Discretionary	172,433,403	172,433,403	-	-
Consumer Staples	230,498,933	230,498,933	-	-
Energy	444,741,527	444,741,527	-	-
Financials	666,865,622	666,865,622	-	-
Health Care	555,325,541	517,372,387	37,953,154	-
Industrials	569,579,158	546,144,483	23,434,675	-
Information Technology	776,976,920	764,782,077	12,194,843	-
Materials	128,817,551	113,892,461	14,925,090	-
Real Estate	32,007,488	32,007,488	-	-
Utilities	14,321,357	14,321,357	-	-

Other	1,958,001	-	-	1,958,001

Money Market Funds	18,464,952	18,464,952	-	-
Total Investments in Securities:	3,969,811,323	3,874,625,658	92,906,333	2,279,332

Financial Statements
Statement of Assets and Liabilities
		March 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,998,105) - See accompanying schedule:	$3,951,346,371
Unaffiliated issuers (cost $2,462,672,480)
Fidelity Central Funds (cost $18,464,952)	18,464,952

Total Investments in Securities (cost $2,481,137,432)		$3,969,811,323
Restricted cash		209,009
Foreign currency held at value (cost $135,260)		135,260
Receivable for investments sold		3,823,946
Receivable for fund shares sold		767,276
Dividends receivable		5,821,448
Distributions receivable from Fidelity Central Funds		3,352
Prepaid expenses		2,120
Other receivables		354,996
Total assets		3,980,928,730
Liabilities
Payable for fund shares redeemed	$724,581
Accrued management fee	1,709,275
Distribution and service plan fees payable	123,183
Other affiliated payables	112,158
Other payables and accrued expenses	72,907
Collateral on securities loaned	6,260,050
Total Liabilities		9,002,154
Net Assets		$3,971,926,576
Net Assets consist of:
Paid in capital		$2,365,834,140
Total accumulated earnings (loss)		1,606,092,436
Net Assets		$3,971,926,576

Net Asset Value and Maximum Offering Price
Class O :
Net Asset Value , offering price and redemption price per share ($3,342,012,718 ÷ 168,349,611 shares)		$19.85
Class A :
Net Asset Value and redemption price per share ($581,919,689 ÷ 30,712,253 shares) (a)		$18.95
Maximum offering price per share (100/94.25 of $18.95)		$20.11
Class M :
Net Asset Value and redemption price per share ($3,873,061 ÷ 211,783 shares) (a)		$18.29
Maximum offering price per share (100/96.50 of $18.29)		$18.95
Class C :
Net Asset Value and offering price per share ($3,270,098 ÷ 187,806 shares) (a)		$17.41
Class I :
Net Asset Value , offering price and redemption price per share ($40,851,010 ÷ 2,048,757 shares)		$19.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$34,823,696
Income from Fidelity Central Funds (including $21,120 from security lending)		23,985
Total Income		34,847,681
Expenses
Management fee	$10,792,118
Transfer agent fees	2,621,001
Distribution and service plan fees	750,579
Accounting fees	522,422
Custodian fees and expenses	46,471
Independent trustees' fees and expenses	7,338
Registration fees	46,446
Audit	37,246
Legal	6,746
Interest	4,851
Miscellaneous	9,504
Total expenses before reductions	14,844,722
Expense reductions	(2,515,737)
Total expenses after reductions		12,328,985
Net Investment income (loss)		22,518,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	159,686,294
Foreign currency transactions	49,131
Total net realized gain (loss)		159,735,425
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	88,158,566
Unfunded commitments	787,362
Assets and liabilities in foreign currencies	(76,309)
Total change in net unrealized appreciation (depreciation)		88,869,619
Net gain (loss)		248,605,044
Net increase (decrease) in net assets resulting from operations		$271,123,740

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,518,696	$78,773,929
Net realized gain (loss)	159,735,425	123,046,581
Change in net unrealized appreciation (depreciation)	88,869,619	1,022,946,154
Net increase (decrease) in net assets resulting from operations	271,123,740	1,224,766,664
Distributions to shareholders	(224,711,132)	(155,641,747)
Share transactions - net increase (decrease)	(240,174,588)	(9,040,569)
Total increase (decrease) in net assets	(193,761,980)	1,060,084,348

Net Assets
Beginning of period	4,165,688,556	3,105,604,208
End of period	$3,971,926,576	$4,165,688,556

Fidelity Advisor® Capital Development Fund Class O

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$19.65	$14.71	$15.41	$17.96	$16.69	$14.42
Income from Investment Operations
Net investment income (loss) A,B	.11	.37 C	.29	.31	.26	.24
Net realized and unrealized gain (loss)	1.21	5.32	.21	(.79) D	2.13	2.47
Total from investment operations	1.32	5.69	.50	(.48)	2.39	2.71
Distributions from net investment income	(.38)	(.28)	(.31)	(.28)	(.24)	(.21)
Distributions from net realized gain	(.73)	(.47)	(.88)	(1.80)	(.88)	(.22)
Total distributions	(1.12) E	(.75)	(1.20) E	(2.07) E	(1.12)	(.44) E
Net asset value, end of period	$19.85	$19.65	$14.71	$15.41	$17.96	$16.69
Total Return F,G	6.89%	39.61%	2.62%	(1.43)% H,D	15.04% H	19.08% H
Ratios to Average Net Assets I,J,B
Expenses before reductions	.68% K	.70%	.72%	.70%	.58%	.59%
Expenses net of fee waivers, if any	.55% K	.56%	.57%	.58%	.58%	.59%
Expenses net of all reductions	.55% K	.56%	.57%	.57%	.58%	.59%
Net investment income (loss)	1.14% K	2.03% C	1.95%	2.07%	1.52%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$3,342,013	$3,567,329	$2,663,852	$2,611,342	$2,896,451	$2,705,474
Portfolio turnover rate L	16% K	16%	26%	38%	36%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.41%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class A

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.78	$14.09	$14.80	$17.34	$16.15	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.08	.31 C	.24	.26	.20	.19
Net realized and unrealized gain (loss)	1.15	5.09	.20	(.77) D	2.07	2.39
Total from investment operations	1.23	5.40	.44	(.51)	2.27	2.58
Distributions from net investment income	(.33)	(.24)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	(.73)	(.47)	(.88)	(1.80)	(.88)	(.22)
Total distributions	(1.06)	(.71)	(1.15)	(2.03)	(1.08) E	(.40) E
Net asset value, end of period	$18.95	$18.78	$14.09	$14.80	$17.34	$16.15
Total Return F,G,H	6.74%	39.21%	2.37%	(1.76)% I,D	14.71% I	18.72% I
Ratios to Average Net Assets J,K,A
Expenses before reductions	.95% L	.97%	1.00%	1.00%	.87%	.88%
Expenses net of fee waivers, if any	.85% L	.85%	.86%	.87%	.87%	.88%
Expenses net of all reductions	.85% L	.85%	.86%	.86%	.87%	.88%
Net investment income (loss)	.85% L	1.74% C	1.66%	1.78%	1.23%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$581,920	$552,638	$425,890	$433,610	$460,953	$426,665
Portfolio turnover rate M	16% L	16%	26%	38%	36%	31%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.12%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class M

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$18.12	$13.61	$14.34	$16.85	$15.71	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.04	.21 C	.16	.18	.11	.10
Net realized and unrealized gain (loss)	1.11	4.93	.18	(.75) D	2.02	2.32
Total from investment operations	1.15	5.14	.34	(.57)	2.13	2.42
Distributions from net investment income	(.24)	(.17)	(.19)	(.14)	(.11)	(.11)
Distributions from net realized gain	(.73)	(.47)	(.88)	(1.80)	(.88)	(.22)
Total distributions	(.98) E	(.63) E	(1.07)	(1.94)	(.99)	(.33)
Net asset value, end of period	$18.29	$18.12	$13.61	$14.34	$16.85	$15.71
Total Return F,G,H	6.48%	38.61%	1.76%	(2.27)% D	14.18%	18.02%
Ratios to Average Net Assets I,J,B
Expenses before reductions	1.32% K	1.33%	1.37%	1.40%	1.41%	1.42%
Expenses net of fee waivers, if any	1.31% K	1.33%	1.37%	1.40%	1.41%	1.42%
Expenses net of all reductions	1.31% K	1.33%	1.36%	1.40%	1.41%	1.42%
Net investment income (loss)	.38% K	1.25% C	1.16%	1.24%	.69%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,873	$3,476	$2,468	$3,294	$3,469	$3,421
Portfolio turnover rate L	16% K	16%	26%	38%	36%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .63%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class C

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$17.28	$12.99	$13.73	$16.23	$15.17	$13.18
Income from Investment Operations
Net investment income (loss) A,B	- C	.13 D	.09	.11	.04	.04
Net realized and unrealized gain (loss)	1.05	4.70	.19	(.73) E	1.94	2.25
Total from investment operations	1.05	4.83	.28	(.62)	1.98	2.29
Distributions from net investment income	(.19)	(.07)	(.14)	(.09)	(.04)	(.08)
Distributions from net realized gain	(.73)	(.47)	(.88)	(1.80)	(.88)	(.22)
Total distributions	(.92)	(.54)	(1.02)	(1.88) F	(.92)	(.30)
Net asset value, end of period	$17.41	$17.28	$12.99	$13.73	$16.23	$15.17
Total Return G,H,I	6.25%	37.89%	1.39%	(2.72)% E	13.62%	17.57%
Ratios to Average Net Assets J,K,B
Expenses before reductions	1.75% L	1.80%	1.83%	1.83%	1.84%	1.85%
Expenses net of fee waivers, if any	1.75% L	1.80%	1.83%	1.83%	1.84%	1.85%
Expenses net of all reductions	1.75% L	1.80%	1.82%	1.82%	1.83%	1.85%
Net investment income (loss)	(.06)% L	.79% D	.70%	.82%	.26%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,270	$2,607	$1,956	$3,247	$3,082	$3,016
Portfolio turnover rate M	16% L	16%	26%	38%	36%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Total returns do not include the effect of the contingent deferred sales charge.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Capital Development Fund Class I

	Six months ended (Unaudited) March 31, 2022	Years ended September 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$19.73	$14.77	$15.46	$18.03	$16.74	$14.48
Income from Investment Operations
Net investment income (loss) A,B	.10	.35 C	.27	.29	.23	.22
Net realized and unrealized gain (loss)	1.20	5.34	.22	(.81) D	2.16	2.46
Total from investment operations	1.30	5.69	.49	(.52)	2.39	2.68
Distributions from net investment income	(.36)	(.26)	(.29)	(.26)	(.22)	(.20)
Distributions from net realized gain	(.73)	(.47)	(.88)	(1.80)	(.88)	(.22)
Total distributions	(1.09)	(.73)	(1.18) E	(2.05) E	(1.10)	(.42)
Net asset value, end of period	$19.94	$19.73	$14.77	$15.46	$18.03	$16.74
Total Return F,G	6.79%	39.40%	2.54%	(1.68)% D	14.97%	18.82%
Ratios to Average Net Assets H,I,B
Expenses before reductions	.72% J	.71%	.72%	.73%	.72%	.74%
Expenses net of fee waivers, if any	.71% J	.71%	.72%	.73%	.72%	.74%
Expenses net of all reductions	.71% J	.71%	.71%	.73%	.72%	.74%
Net investment income (loss)	.98% J	1.87% C	1.81%	1.91%	1.38%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$40,851	$39,639	$11,438	$12,138	$5,315	$3,381
Portfolio turnover rate K	16% J	16%	26%	38%	36%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2022

1. Organization.

Fidelity Advisor® Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares. The Fund offers Class O, Class A, Class M, Class C and Class I shares , each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The   Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio (a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than.005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 -  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.  Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain.  The Fund determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.    Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as  applicable.

Amount ($)
Fidelity Advisor® Capital Development Fund	19,604

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required.   The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.  Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Amount ($)
Gross unrealized appreciation	1,574,755,434
Gross unrealized depreciation	(102,569,993)
Net unrealized appreciation (depreciation)	1,472,185,441
Tax Cost	2,497,625,882

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor® Capital Development Fund	2,167,010.05

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor® Capital Development Fund	324,606,944	779,700,312

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease.  For the reporting period, the total annualized management fee rate was 0.52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee (%)	Service Fee (%)	Total Fees ($)	Retained by FDC ($)
Class A	-	.25	726,476	4,523
Class M	.25	.25	9,106	36
Class C	.75	.25	14,997	4,506
			750,579	9,065

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.  The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	13,720
Class M	517
Class C (a)	16
14,253

(a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund . In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets (a)
Class O	2,158,231.12
Class A	423,505.15
Class M	4,742.26
Class C	2,902.19
Class I	31,621.16
	2,621,001

During the period, the investment adviser or its affiliates waived a portion of these fees.

(a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's  accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor® Capital Development Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor® Capital Development Fund	8,323

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest Expense ($)
Fidelity Advisor® Capital Development Fund	Borrower	16,880,759.32		4,284

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor® Capital Development Fund	49,107,815	84,078,073	25,346,601

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor® Capital Development Fund	5,094

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor® Capital Development Fund	2,254	-	-

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest Expense ($)
Fidelity Advisor® Capital Development Fund	1,679,429.58		567

9. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation (%)	Waiver ($)
Class O	.00	2,148,710
Class A	.04	303,245

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $ 63,782 .

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2022 ($)	Year ended September 30, 2021($)
Fidelity Advisor® Capital Development Fund
Distributions to shareholders
Class O	191,171,927	133,701,379
Class A	31,061,601	21,172,380
Class M	181,972	114,340
Class C	154,286	77,238
Class I	2,141,346	576,410
Total	224,711,132	155,641,747

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares Six months ended March 31, 2022	Shares Year ended September 30, 2021	Dollars Six months ended March 31, 2022 ($)	Dollars Year ended September 30, 2021 ($)
Fidelity Advisor® Capital Development Fund
Class O
Shares Sold	1,560,400	12,232,081	31,482,929	216,823,303
Reinvestment of distributions	9,628,271	7,825,312	185,055,365	129,743,638
Shares redeemed	(24,375,478)	(19,623,890)	(481,906,373)	(362,405,743)
Net increase (decrease)	(13,186,807)	433,503	(265,368,079)	(15,838,802)

Class A
Shares Sold	712,179	1,188,669	13,684,891	20,715,119
Reinvestment of distributions	1,681,558	1,325,985	30,873,405	21,056,644
Shares redeemed	(1,111,960)	(3,315,570)	(21,341,453)	(59,203,805)
Net increase (decrease)	1,281,777	(800,916)	23,216,843	(17,432,042)

Class M
Shares Sold	21,336	30,785	396,292	537,022
Reinvestment of distributions	10,252	7,434	181,972	114,340
Shares redeemed	(11,677)	(27,652)	(220,165)	(467,994)
Net increase (decrease)	19,911	10,567	358,099	183,368

Class C
Shares Sold	66,656	57,417	1,184,406	969,562
Reinvestment of distributions	8,891	5,021	150,435	73,914
Shares redeemed	(38,571)	(62,195)	(670,164)	(1,028,141)
Net increase (decrease)	36,976	243	664,677	15,335

Class I
Shares Sold	541,320	1,643,647	11,043,352	31,855,937
Reinvestment of distributions	96,947	27,856	1,873,010	464,074
Shares redeemed	(598,983)	(436,626)	(11,962,490)	(8,288,439)
Net increase (decrease)	39,284	1,234,877	953,872	24,031,572

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period- C October 1, 2021 to March 31, 2022
Fidelity Advisor® Capital Development Fund
Class O	.55%
Actual		$ 1,000	$ 1,068.90	$ 2.84
Hypothetical- B		$ 1,000	$ 1,022.19	$ 2.77
Class A	.85%
Actual		$ 1,000	$ 1,067.40	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.69	$ 4.28
Class M	1.31%
Actual		$ 1,000	$ 1,064.80	$ 6.74
Hypothetical- B		$ 1,000	$ 1,018.40	$ 6.59
Class C	1.75%
Actual		$ 1,000	$ 1,062.50	$ 9.00
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.71%
Actual		$ 1,000	$ 1,067.90	$ 3.66
Hypothetical- B		$ 1,000	$ 1,021.39	$ 3.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.814759.116
ADESII-SANN-0522

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022